UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for Calendar Year or Quarter Ended: December 31, 2008
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):			[ ] is a restatement.
							[ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
				Name:			Mont Pelerin Capital, LLC
				Address:		660 Newport Center Drive
							Suite 1220
							Newport Beach, CA 92660
				Form 13F File Number:	28-12728

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:				Christopher Ainsworth
Title:				CCO, COO, CFO
Phone:				949-706-6707
Signature,			Place,				and Date of Signing:
Christopher Ainsworth		Newport Beach, CA		February 17, 2009
Report Type (Check only one):
				[X]	13F HOLDINGS REPORT
				[ ]	13F NOTICE
				[ ]	13F COMBINATION REPORT
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FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:		0
Form 13F Information Table Entry Total:		14
Form 13F Information Table Value Total:		$10,715.5

List of Other Included Managers:
NONE
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FORM 13F INFORMATION TABLE
								 Value		Shares/		SH/	Put/	Invstmt	Other	   Voting Authority
Name of issuer			Title of Class	CUSIP		(x$1000)	PRN AMT		PRN	Call	Dscretn	Managers  Sole	Shared	None
----------------------------	--------------	-----------	--------	---------	---	----	-------	--------  ----	------	----
sIMPSON MANUFACTURING CO INC	COM		829073 10 5	$1,388 		50,000	 	SH		SOLE	NONE	  SOLE
HARTE HANKS INC			COM		416196 10 3	$390.6		62,600		SH		SOLE	NONE	  SOLE
P F CHANGS CHINA BISTRO INC	COM		69333Y 10 8	$774.7		37,000		SH		SOLE	NONE	  SOLE
GIBRALTAR INDS INC		COM		374689 10 7	$1,508		126,300		SH		SOLE	NONE	  SOLE
BED BATH & BEYOND INC		COM		075896 10 0	$635.5		25,000		SH		SOLE	NONE	  SOLE
TIMBERLAND CO			CL A		887100 10 5	$519.7		45,000		SH		SOLE	NONE	  SOLE
SAKS INC			COM		79377W 10 8	$394.2		90,000		SH		SOLE	NONE	  SOLE
AUTONATION INC			COM		05329W 10 2	$942.5		95,400		SH		SOLE	NONE	  SOLE
COLUMBIA SPORTSWEAR CO		COM		198516 10 6	$1,149.5	32,500		SH		SOLE	NONE	  SOLE
MACYS INC			COM		55616P 10 4	$879.7		85,000		SH		SOLE	NONE	  SOLE
PSYCHIATRIC SOLUTIONS INC	COM		74439H 10 8	$835.5		30,000		SH		SOLE	NONE	  SOLE
SMITH A O			COM		831865 20 9	$295.2		10,000		SH		SOLE	NONE	  SOLE
HNI CORP			COM		404251 10 0	$475.2		30,000		SH		SOLE	NONE	  SOLE
BRADY CORP			CL A		104674 10 6	$526.9		22,000		SH		SOLE	NONE	  SOLE

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